The Royce Funds
1414 Avenue of the Americas
New York, NY 10019
(212) 355-7311
(800) 221-4268

January 16, 2009

Document Control: Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	The Royce Fund
File Nos. 2-80348 & 811-3599

Gentlemen:

        Enclosed herewith for filing under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 87 under the 1933 Act and Amendment No. 89 under the 1940 Act to the Registration Statement on Form N-1A of The Royce Fund (the "Trust").

        This Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to reflect the addition of a newly-created series of the Trust, Royce Focus Value Fund (the "New Fund"). The Amendment contains one prospectus offering Service Class shares of the New Fund and also adds the New Fund to the Trust's existing statement of additional information.

        The new prospectus offering Service Class shares of the New Fund will contain substantially similar disclosure as has been previously reviewed by the staff. Specifically, the disclosure contained in such prospectus with respect to the New Fund's Service Class shares will not differ in any relevant material respect from the disclosure relating to: (1) "Investment Goal and Principle Investment Strategies" and "Primary Risks for Fund Investors" contained in the prospectuses for Royce Financial Services Fund's, Royce Global Value Fund's (formerly Royce International Value Fund) and Royce International Smaller-Companies Fund's existing Service Class and (2) "Investing in International Securities," "Investing in Smaller Companies," "Management of the Fund" and "General Shareholder Information" contained in the prospectus for Royce International Smaller-Companies Fund's existing Service Class. The Service Class prospectuses for Royce Financial Services Fund and Royce Global Value Fund were previously reviewed by the staff in October 2003 (Post-Effective Amendment No. 64 filed under Rule 485(a) and updated annually thereafter in filings under Rule 485(b)) and August 2006 (Post-Effective Amendment No. 76 filed under Rule 485(a) and updated annually thereafter in filings under Rule 485(b)), respectively. The Service Class prospectus for Royce International Smaller-Companies Fund was reviewed by the staff in April 2008 (Post-Effective Amendment No. 84 filed under Rule 485(a)).

        In light of the substantial similarity of the proposed disclosure to language already reviewed by the staff, we respectfully request that the effective date of the enclosed Post-Effective Amendment be accelerated, so that it will be effective under the 1933 Act, on Tuesday, February 10, 2009, or as soon thereafter as practicable. Please contact me at (212) 508-4578 if you have any questions or comments.

Very truly yours,

/s/ John E. Denneen

John E. Denneen
General Counsel